Other Non-Financial Assets	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Other Non-Financial Assets
19	OTHER NON-FINANCIAL ASSETS
The composition of the other non-financial assets as of December 31, 2021 and 2020 is as follows:

Composition	12/31/2021	12/31/2020
Investment property (see note 17)	869,709	1,479,493
Advanced prepayments	830,167	703,696
Tax advances	439,279	912,074
Other	192,468	273,833

Total	2,331,623	3,369,096